Investment in and Advances to Unconsolidated Joint Ventures (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Dec. 04, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Landsea Homes [Member]
Impairment of real estate inventories
Landsea Homes [Member] | LS-NJ Port Imperial JV LLC [Member]
Ownership percentage		51.00%		51.00%	51.00%
Impairment of real estate inventories		$ (13,800,000)	(3,000,000)
Landsea Homes [Member] | LS Boston Point LLC [Member]
Ownership percentage		25.00%		25.00%	25.00%
Landsea Homes [Member] | Joint Venture [Member]
Impairment of real estate inventories		$ (27,094,000)	$ (5,800,000)	$ (5,800,000)
LS Boston Point LLC [Member]
Ownership percentage				100.00%	100.00%
Proceeds from sale of interest	$ 50,764,158,000
LS Boston Point LLC [Member] | Fenway Point Partners LLC [Member]
Ownership percentage				50.00%
LS Boston Point LLC [Member] | Point Condo Holdings LLC [Member]
Ownership percentage				50.00%